INTANGIBLE ASSETS - NET (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,096,576	$ 215,704	$ 2,163,324	$ 434,638	$ 2,530,841	$ 715,100
Finite-Lived Intangible Assets, Remaining Amortization Period					3 years
Additional amortization	$ 128,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets					$ 2,127,468	$ 647,045
Payments to Acquire Intangible Assets			$ 59,358
Finite lived Intangible Assets Expected Amortization Period			36 months
Terms Of Revenue Sharing Relationships			the Company is required to pay 30% of collected revenue for a period of 36 months. This obligation will be expensed as incurred.